UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06621

        Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 5.1% (3.1% of Total Investments)
$ 2,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	$3,022,554
	2006C-2, 5.000%, 11/15/39
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
3,600	5.250%, 11/15/20	11/15 at 100.00	Baa1	3,574,872
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa1	911,820
12,000	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	1/17 at 100.00	AAA	11,546,160
	2007A, 4.500%, 1/01/39 – AMBAC Insured (UB)
1,560	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,501,250
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,916,697
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
8,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	3/14 at 100.00	Aaa	8,506,695
	FGIC Insured

31,100	Total Alabama			30,980,048

	Arizona – 1.2% (0.7% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	203,128
265	5.250%, 12/01/25	12/15 at 100.00	BBB	267,947
2,850	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	2/08 at 101.00	AAA	3,138,990
	Place Five and The Greenery Apartments, Series 1996A, 6.625%, 1/01/27 (ETM)
1,265	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/08 at 100.00	Aaa	1,306,125
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
2,750	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	AA–	2,532,365
	5.000%, 12/01/37

7,330	Total Arizona			7,448,555

	Arkansas – 0.2% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	BBB	994,900
	Series 2005B, 5.000%, 2/01/25

	California – 16.4% (9.9% of Total Investments)
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	5,991,342
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,590,320
5,500	5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	6,174,080
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – MBIA Insured	No Opt. Call	Aaa	1,545,800
5,890	0.000%, 10/01/24 – MBIA Insured	No Opt. Call	Aaa	2,641,429
7,615	0.000%, 10/01/25 – MBIA Insured	No Opt. Call	Aaa	3,215,510
6,240	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	6,307,704
	Series 2005, 5.000%, 11/15/27
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,465,300
	5.000%, 11/15/42
2,055	California Infrastructure Economic Development Bank, Infrastructure State Revolving Fund	10/14 at 100.00	AA	2,180,889
	Revenue Bonds, Series 2004, 5.000%, 10/01/21
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	912,390
	Health System, Series 2005A, 5.000%, 7/01/39
2,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA+	2,828,375
3,500	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/32	8/13 at 100.00	A+	3,515,365
8,000	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/25	2/14 at 100.00	A+	8,207,520
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,984,949
	Company, Series 1996A, 5.300%, 7/01/21
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	AAA	2,567,900
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	17,559,299
	1995A, 0.000%, 1/01/21 (ETM)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	AAA	1,395,803
	5.000%, 9/01/27 – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	958,680
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	1,359,849
435	5.100%, 9/01/30	9/15 at 102.00	N/R	409,687
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	253,315
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	275,715
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AAA	2,361,303
	Project, Series 2004A, 5.000%, 9/01/20 – XLCA Insured
960	San Francisco Redevelopment Agency, California, Hotel Tax Revenue Bonds, Series 1994, 6.750%,	7/08 at 100.00	AAA	978,211
	7/01/25 – FSA Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,595	0.000%, 1/15/32 – MBIA Insured (UB)	No Opt. Call	AAA	1,189,968
32,400	0.000%, 1/15/34 – MBIA Insured (UB)	No Opt. Call	AAA	7,476,948
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AAA	6,359,700
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	AAA	3,060,660
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured

146,085	Total California			98,768,011

	Colorado – 2.3% (1.4% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	Aaa	1,784,082
	2004, 5.000%, 12/01/22 – FGIC Insured
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,806,180
475	5.000%, 6/01/29	6/16 at 100.00	A–	463,106
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	395,680
	5.000%, 3/01/25
65	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1995D, 7.375%,	6/08 at 104.00	Aaa	67,419
	6/01/26 (Alternative Minimum Tax)
355	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	400,958
	(Alternative Minimum Tax)
6,925	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	AAA	6,969,597
	Hotel, Series 2006, 5.125%, 12/01/25 – XLCA Insured
1,700	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	4/08 at 102.00	AAA	1,715,011
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)

13,365	Total Colorado			13,602,033

	Connecticut – 0.9% (0.5% of Total Investments)
5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	Aaa	5,268,200
	5.000%, 1/01/21 – FGIC Insured

	District of Columbia – 2.5% (1.5% of Total Investments)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
11,720	0.000%, 4/01/27 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 39.61	AAA	4,265,611
13,780	0.000%, 4/01/28 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 37.21	AAA	4,711,933
15,855	0.000%, 4/01/29 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 35.07	AAA	5,109,274
1,335	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	1,093,458
	Revenue Bonds, Series 2007, Residuals 1606, 7.094%, 10/01/30 – AMBAC Insured (IF)

42,690	Total District of Columbia			15,180,276

	Florida – 2.5% (1.5% of Total Investments)
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	4,310,666
	Series 2005, 5.000%, 4/01/24
2,500	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/08 at 101.00	BBB+	2,528,350
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
555	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	565,290
	1/01/22 – FSA Insured (Alternative Minimum Tax)
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	3,697,884
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	AA	1,748,025
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	2,421,146
	Obligation Group, Series 2007, 5.000%, 8/15/42

15,040	Total Florida			15,271,361

	Georgia – 1.7% (1.0% of Total Investments)
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	BBB	470,390
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
10	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	11,331
	5.250%, 11/01/15 (Pre-refunded 11/01/13) – MBIA Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
3,405	5.250%, 11/01/15 – MBIA Insured	11/13 at 100.00	AAA	3,760,312
3,365	5.000%, 11/01/18 – MBIA Insured	11/13 at 100.00	AAA	3,608,424
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia,	12/14 at 100.00	AAA	2,341,341
	Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured

9,515	Total Georgia			10,191,798

	Idaho – 0.9% (0.5% of Total Investments)
175	Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series 1995F, 6.450%, 7/01/27	7/08 at 100.00	Aaa	180,094
	(Alternative Minimum Tax)
3,160	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace	3/12 at 105.00	Aaa	3,460,042
	Project, Series 2002A-1, 7.250%, 3/20/37
215	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%,	7/08 at 100.00	Aaa	221,403
	7/01/26 (Alternative Minimum Tax)
185	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	1/10 at 100.00	Aa2	190,110
	7/01/22 (Alternative Minimum Tax)
330	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	338,712
	7/01/20 (Alternative Minimum Tax)
1,000	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	909,560
	Hospital, Series 2006, 5.250%, 9/01/30

5,065	Total Idaho			5,299,921

	Illinois – 17.0% (10.3% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aaa	2,813,900
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
17,700	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds, Series	12/16 at 100.00	AAA	20,217,471
	2006, 5.000%, 12/01/35 (UB)
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	Aaa	9,880,493
	FGIC Insured
620	Chicago, Illinois, General Obligation Refunding Bonds, Series 1998, 5.250%, 1/01/20 –	7/08 at 102.00	Aaa	637,286
	FGIC Insured
120	Chicago, Illinois, General Obligation Refunding Bonds, Series 1998, 5.250%, 1/01/20	7/08 at 102.00	Aaa	123,970
	(Pre-refunded 7/01/08) – FGIC Insured
1,175	Chicago, Illinois, GNMA Collateralized Multifamily Housing Revenue Bonds, Bryn Mawr-Belle	6/09 at 102.00	Aaa	1,200,874
	Shores Project, Series 1997, 5.800%, 6/01/23 (Alternative Minimum Tax)
2,875	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	7/08 at 101.00	N/R	2,909,011
	1996B, 7.250%, 1/01/14
2,815	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal	7/08 at 101.00	N/R	2,849,427
	Redevelopment Project, Series 1997A, 7.750%, 1/01/14
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aaa	2,737,925
	Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured (ETM)
6,190	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	Aaa	3,563,212
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – MBIA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14	5/14 at 100.00	A	2,109,800
4,420	5.250%, 11/15/15	5/14 at 100.00	A	4,625,397
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	373,607
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,000,100
	5.500%, 5/15/32
3,090	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	3,231,924
	6.000%, 7/01/33
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	A+	3,480,930
	Series 1993C, 6.000%, 4/01/18
	Illinois Housing Development Authority, Housing Finance Bonds, Series 2000A:
420	5.750%, 9/01/10 (Alternative Minimum Tax)	3/10 at 100.00	AA	429,832
1,245	6.200%, 9/01/20 (Alternative Minimum Tax)	3/10 at 100.00	AA	1,265,281
11,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	Aaa	13,342,999
	FGIC Insured
2,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/18 –	2/12 at 100.00	Aaa	2,158,560
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – FSA Insured	No Opt. Call	Aaa	2,011,870
1,740	0.000%, 11/01/21 – FSA Insured	No Opt. Call	Aaa	962,881
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	4,623,362
	Illinois, School Refunding Bonds, Series 2002, 5.250%, 12/01/20 – FSA Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	AA–	875,246
1,750	5.250%, 1/01/30	1/16 at 100.00	AA–	1,760,623
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	Aaa	9,273,797
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aaa	1,600,995
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
2,540	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,600,477
	Project, Series 2002A, 5.000%, 12/15/28 – MBIA Insured

127,590	Total Illinois			102,661,250

	Indiana – 2.7% (1.6% of Total Investments)
1,000	Ball State University, Indiana, Student Fee Revenue Bonds, Series 2002K, 5.750%, 7/01/20	1/12 at 100.00	Aaa	1,115,960
	(Pre-refunded 1/01/12) – FGIC Insured
3,500	Indiana Bond Bank, Special Program Bonds, East Chicago Facilities Building Corporation, Series	2/10 at 101.00	AAA	3,792,600
	2000A, 6.125%, 2/01/25 (Pre-refunded 2/01/10) – AMBAC Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000:
805	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA (4)	871,525
4,195	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA (4)	4,541,675
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 – AMBAC Insured	8/14 at 100.00	AAA	2,889,178
1,600	5.000%, 8/01/24 – AMBAC Insured	8/14 at 100.00	AAA	1,668,912
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BBB	1,534,872
	2005, 5.250%, 2/15/23

15,400	Total Indiana			16,414,722

	Iowa – 1.9% (1.2% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	2,089,000
	6.250%, 7/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	7,371,360
	5.500%, 6/01/42
2,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	2,159,140
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)

12,000	Total Iowa			11,619,500

	Kansas – 0.0% (0.0% of Total Investments)
105	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	107,330
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)

	Louisiana – 6.1% (3.7% of Total Investments)
365	Bossier Public Trust Financing Authority, Louisiana, Single Family Mortgage Revenue Refunding	2/08 at 100.00	AAA	376,804
	Bonds, Series 1995B, 6.125%, 8/01/28
2,355	East Baton Rouge Parish Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed	4/08 at 101.00	Aaa	2,387,122
	Securities Program Single Family Mortgage Revenue Bonds, Series 1994C, 6.350%, 10/01/28
	(Alternative Minimum Tax)
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006,	6/16 at 100.00	AAA	4,410,378
	5.000%, 6/01/22 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,047,040
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	2,720,844
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
5,920	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AAA	5,500,982
14,550	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	14,563,823
2,755	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/08 at 102.00	AAA	2,811,285
	5.950%, 11/01/15 – FSA Insured

36,995	Total Louisiana			36,818,278

	Maryland – 0.7% (0.5% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	1,865,541
	9/01/26 – XLCA Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	1,184,539
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A (4)	1,577,789
	System, Series 2004A, 5.250%, 7/01/19 (Pre-refunded 7/01/14)

4,460	Total Maryland			4,627,869

	Massachusetts – 6.9% (4.2% of Total Investments)
2,195	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	2,334,712
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
1,770	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	1,734,972
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,012,340
	5.700%, 10/01/34
9,175	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	AA	9,575,764
	System, Series 2001E, 5.700%, 10/01/25 – RAAI Insured
1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/09 at 101.00	BBB	1,109,042
	Obligated Group, Series 1999A, 5.625%, 7/01/20
2,645	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	2,718,002
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 – FGIC Insured
105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	Aaa	114,937
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured
1,265	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	AAA	1,174,755
	7039, 8.712%, 8/01/46 – FSA Insured (IF)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
1,850	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	2,053,648
11,400	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	12,654,912
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	Aaa	2,536,178
4,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	Aaa	4,508,760

38,755	Total Massachusetts			41,528,022

	Michigan – 4.1% (2.5% of Total Investments)
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	4,223,724
7,955	0.000%, 12/01/22	No Opt. Call	AAA	4,129,043
8,260	0.000%, 12/01/23	No Opt. Call	AAA	4,032,697
8,575	0.000%, 12/01/24	No Opt. Call	AAA	3,948,788
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	1,238,652
	6.000%, 7/01/35
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,507,875
	2006A, 5.000%, 12/01/31
1,935	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/08 at 100.00	BB–	1,937,612
	Obligated Group, Series 1993A, 6.375%, 8/15/09
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	309,230
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,270	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Series 2003,	5/13 at 100.00	AA–	3,459,758
	5.000%, 5/01/22

40,695	Total Michigan			24,787,379

	Minnesota – 4.3% (2.6% of Total Investments)
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A–	8,237,015
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,
	HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	Baa1	1,073,750
1,050	5.875%, 12/01/29	12/13 at 100.00	Baa1	1,080,135
2,400	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	Aaa	2,589,768
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	Aaa	3,237,210
	Bonds, Series 2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) – FGIC Insured
1,375	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series	10/15 at 100.00	A2	1,439,501
	2005-6G, 5.000%, 10/01/22
310	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	2/08 at 100.00	AAA	310,865
	MBIA Insured
550	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1996G, 6.250%, 7/01/26	7/08 at 100.00	AA+	557,590
	(Alternative Minimum Tax)
820	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 6.100%,	7/09 at 100.00	AA+	865,018
	7/01/30 (Alternative Minimum Tax)
1,065	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	1,079,420
	6.050%, 7/01/31 (Alternative Minimum Tax)
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,071,250
1,540	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1992B,	7/08 at 100.00	AAA	1,615,260
	5.750%, 1/01/11 (ETM)
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	A (4)	1,860,359
	7/01/25 (Pre-refunded 7/01/14)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	1,017,300
	Series 2005, 6.000%, 11/15/25

24,895	Total Minnesota			26,034,441

	Mississippi – 0.5% (0.5% of Total Investments)
3,675	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	3,723,179
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri – 4.3% (2.6% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	2,037,580
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	202,178
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	3,002,650
	Health System, Series 2004, 5.500%, 2/15/24
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	Aaa	9,780,480
	5.250%, 9/01/17 – FGIC Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	BBB+	861,323
1,225	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,146,196
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	2,556,700
	2003, 5.125%, 5/15/24
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	1,240,848
	System, Series 2003, 5.125%, 2/15/18
1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	1,320,425
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
1,250	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	1,372,525
2,000	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	2,194,680

24,290	Total Missouri			25,715,585

	Nebraska – 1.2% (0.7% of Total Investments)
1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A, 5.250%,	4/13 at 100.00	AAA	1,576,193
	4/01/23 – FSA Insured
4,670	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AAA	4,791,513
	2, Series 2006A, 5.000%, 2/01/49 – AMBAC Insured (UB)
1,000	University of Nebraska, Lincoln, Student Fees and Facilities Revenue Bonds, Series 2003B,	11/13 at 100.00	Aa2	1,026,450
	5.000%, 7/01/33

7,140	Total Nebraska			7,394,156

	Nevada – 3.6% (2.2% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,634,632
	(Pre-refunded 6/15/12) – MBIA Insured
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	6,028,423
	5.000%, 7/01/23 – AMBAC Insured
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aaa	4,094,840
	7/01/25 – FGIC Insured

20,205	Total Nevada			21,757,895

	New Jersey – 6.8% (4.1% of Total Investments)
5,480	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	5,995,942
	12/15/20 – FSA Insured
135	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	152,632
	12/15/20 (Pre-refunded 12/15/13) – FSA Insured
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,423,858
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,067,220
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	524,633
	University Hospital, Series 2007, 5.750%, 7/01/37
3,675	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/08 at 101.50	AAA	3,733,984
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,874,470
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	3,891,143
	5.250%, 12/15/20
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	Aaa	4,276,280
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – FSA Insured	1/15 at 100.00	AAA	3,173,100
10,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	9,296,805
	Series 2007-1A, 5.000%, 6/01/29
3,315	Union County Utilities Authority, New Jersey, Solid Waste Facility Subordinate Lease Revenue	6/08 at 101.00	AAA	3,358,559
	Bonds, Ogden Martin Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)

39,775	Total New Jersey			40,768,626

	New York – 16.1% (9.7% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	Aaa	5,156,250
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,
	Series 1999:
1,975	6.375%, 7/01/16 – RAAI Insured	7/09 at 101.00	AA	2,094,606
2,080	6.375%, 7/01/17 – RAAI Insured	7/09 at 101.00	AA	2,205,965
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,629,000
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	1,272,613
	Civic Facility Project, Series 2005, 5.000%, 10/01/30
4,580	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	4,373,534
	2/15/47 – MBIA Insured (UB)
150	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AAA	129,714
	6.915%, 2/15/47 – MBIA Insured (IF)
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F,	11/16 at 100.00	AAA	3,047,187
	4.250%, 5/01/33 – MBIA Insured (UB)
4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	4,708,422
	5.000%, 11/15/30
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2004B:
6,875	5.000%, 8/01/23	8/13 at 100.00	AAA	7,305,581
7,260	5.000%, 8/01/24	8/13 at 100.00	AAA	7,704,312
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,679,975
	Series 2004C, 5.000%, 2/01/22
35	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	No Opt. Call	AA	35,880
4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	AA	4,294,400
2,150	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	2,227,035
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	AA	5,202,650
7,420	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	7,551,186
	5.000%, 11/15/44 – AMBAC Insured (UB)
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20	6/13 at 100.00	A+	6,529,320
5,100	5.250%, 6/01/21	6/13 at 100.00	A+	5,481,735
2,835	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AAA	2,994,554
	2005B, 5.000%, 4/01/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
3,400	5.500%, 6/01/16	6/10 at 100.00	AA–	3,560,650
2,000	5.500%, 6/01/19	6/13 at 100.00	AA–	2,173,200
6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	6,257,220
	Series 2005, 5.000%, 12/01/27 – XLCA Insured
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	7,317,875
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)
1,000	Rensselaer County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/16 at 100.00	A	1,046,990
	Rensselaer Polytechnic Institute, Series 2006, 5.000%, 3/01/26

92,260	Total New York			96,979,854

	North Carolina – 1.1% (0.7% of Total Investments)
2,150	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds,	2/08 at 105.00	AAA	2,235,699
	Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)
495	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996JJ, 6.450%,	3/08 at 100.00	AA	502,341
	9/01/27 (Alternative Minimum Tax)
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21	2/14 at 100.00	AA+	1,318,413
2,445	5.000%, 2/01/22	2/14 at 100.00	AA+	2,565,636

6,340	Total North Carolina			6,622,089

	North Dakota – 0.2% (0.1% of Total Investments)
1,135	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2000C,	7/10 at 100.00	Aa1	1,167,200
	6.150%, 7/01/31 (Alternative Minimum Tax)

	Ohio – 4.6% (2.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
90	5.125%, 6/01/24	6/17 at 100.00	BBB	87,092
900	5.875%, 6/01/30	6/17 at 100.00	BBB	895,482
845	5.750%, 6/01/34	6/17 at 100.00	BBB	814,428
1,965	5.875%, 6/01/47	6/17 at 100.00	BBB	1,897,738
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,432,060
	5.250%, 12/01/24 (Pre-refunded 12/01/14) – FSA Insured
	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 – MBIA Insured	5/13 at 100.00	AAA	2,483,128
4,105	5.250%, 5/15/18 – MBIA Insured	5/13 at 100.00	AAA	4,347,975
2,000	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	7/08 at 102.00	Aa2	2,008,800
	Courtyards of Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
5,850	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	5,742,711
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
6,200	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	6,278,492
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

27,285	Total Ohio			27,987,906

	Oklahoma – 3.6% (2.2% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB	497,445
750	5.375%, 9/01/36	9/16 at 100.00	BBB	732,833
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,200	5.000%, 2/15/37	2/17 at 100.00	AA–	6,148,230
2,560	5.000%, 2/15/42	2/17 at 100.00	AA–	2,524,902
3,315	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, Drivers	1/17 at 100.00	A	2,765,716
	1742, 7.108%, 1/01/47 – FGIC Insured (IF)
5,000	Oklahoma State Student Loan Authority, Senior Lien Revenue Bonds, Series 2001A-1, 5.625%,	6/11 at 102.00	AAA	5,170,350
	6/01/31 (Alternative Minimum Tax)
3,660	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	3,656,999
	System, Series 2006, 5.000%, 12/15/36

21,985	Total Oklahoma			21,496,475

	Oregon – 1.4% (0.8% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence	10/14 at 100.00	AA	8,445,963
	Health System, Series 2004, 5.500%, 10/01/21

	Pennsylvania – 2.5% (1.5% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	3,705,415
	5.000%, 12/01/23 – MBIA Insured
1,500	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	Aaa	1,681,935
	Series 2005, 6.000%, 3/01/28 – FSA Insured
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	440,550
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	AAA	1,205,285
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,836,838
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,040,590
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	1,096,841
	AMBAC Insured

14,450	Total Pennsylvania			15,007,454

	Rhode Island – 2.7% (1.6% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
10,000	6.000%, 6/01/23	6/12 at 100.00	BBB	10,101,400
6,000	6.125%, 6/01/32	6/12 at 100.00	BBB	6,028,560

16,000	Total Rhode Island			16,129,960

	South Carolina – 10.2% (6.1% of Total Investments)
14,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	14,496,299
	Assets for Education, Series 2003, 5.250%, 12/01/24
15,445	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	17,770,703
	2002, 5.875%, 12/01/17 (Pre-refunded 12/01/12)
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AAA	2,573,000
	5/01/25 – AMBAC Insured
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 4.000%,	7/08 at 100.00	AAA	7,420,184
	1/01/23 – MBIA Insured
1,250	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A– (4)	1,413,638
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
4,750	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	4,871,600
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
165	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	198,383
1,335	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,608,862
550	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	647,532
4,450	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,251,490
5,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	5,079,600
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

57,045	Total South Carolina			61,331,291

	Tennessee – 1.1% (0.6% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,134,528
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
1,500	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	AAA	1,562,895
	6.000%, 3/01/19 – AMBAC Insured (Alternative Minimum Tax)
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37	11/17 at 100.00	N/R	782,168
1,000	5.500%, 11/01/46	11/17 at 100.00	N/R	956,930

6,500	Total Tennessee			6,436,521

	Texas – 12.8% (7.7% of Total Investments)
5,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,498,294
	4.250%, 8/15/36 (UB)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa1	5,297,537
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	A–	10,290,700
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put
	5/15/17) (Alternative Minimum Tax)
3,345	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2001, 5.625%, 2/15/19	2/12 at 100.00	AA (4)	3,727,835
	(Pre-refunded 2/15/12)
5,000	Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds, Valero	6/08 at 102.00	BBB	4,805,800
	Refining and Marketing Company Project, Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,
	Memorial Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A	1,037,410
1,000	5.000%, 12/01/21	12/14 at 100.00	A	1,033,290
2,500	5.125%, 12/01/22	12/14 at 100.00	A	2,590,875
2,800	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AAA	2,892,400
	5.250%, 11/15/30 – MBIA Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	Aaa	4,192,600
	5/15/24 – FGIC Insured
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	4,422,243
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
725	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	AAA	761,946
	Refunding Bonds, Series 2001, 5.250%, 8/15/26
5,460	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	AAA	5,970,292
	Refunding Bonds, Series 2001, 5.250%, 8/15/26 (Pre-refunded 8/15/11)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	813,568
1,250	5.125%, 8/15/26	No Opt. Call	BBB–	1,215,013
2,000	Pearland Independent School District, Brazoria County, Texas, Unlimited Tax Schoolhouse Bonds,	2/11 at 100.00	AAA	2,163,940
	Series 2001A, 5.250%, 2/15/22 (Pre-refunded 2/15/11)
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Caa1	820,120
	2001C, 5.200%, 5/01/28
3,935	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,239,805
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
4,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	4,449,690
	Series 2007A, 5.000%, 2/15/36
870	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AA	840,785
	Residuals 1871-1, 8.664%, 4/01/33 (IF)
3,335	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AA	3,223,011
	Residuals 1871-2, 8.693%, 4/01/33 (IF)
3,900	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2001C-1,	12/11 at 101.00	Aa1	4,019,028
	5.200%, 12/01/21 (Alternative Minimum Tax)
2,905	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building	2/11 at 44.73	AAA	1,150,671
	and Refunding Bonds, Series 2001, 0.000%, 2/15/25
4,040	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building	2/11 at 44.73	Aaa	1,670,863
	and Refunding Bonds, Series 2001, 0.000%, 2/15/25 (Pre-refunded 2/15/11)

86,135	Total Texas			77,127,716

	Utah – 0.1% (0.0% of Total Investments)
185	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C, 5.600%, 7/01/18	1/09 at 101.50	AAA	189,181
	(Alternative Minimum Tax)
115	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997E-2, 5.875%, 1/01/19	7/08 at 101.00	AAA	117,888
	(Alternative Minimum Tax)

300	Total Utah			307,069

	Washington – 9.8% (5.9% of Total Investments)
15,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	15,277,499
	Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax) (5)
7,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	8,338,800
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	5,516,600
	2003A, 5.500%, 7/01/16
10,080	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	Aaa	11,069,755
	5.500%, 12/01/16 – FGIC Insured
6,965	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%, 9/01/22 – FGIC Insured	9/12 at 100.00	Aaa	7,376,910
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	Aaa	3,127,888
	5.375%, 12/01/19 – MBIA Insured
2,500	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.125%,	12/11 at 100.00	AAA	2,627,925
	12/01/22 – MBIA Insured
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	985,280
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
4,905	Washington, Various Purpose General Obligation Bonds, Series 1999B, 5.000%, 1/01/19	1/09 at 100.00	AA+	4,988,679

55,770	Total Washington			59,309,336

	West Virginia – 1.4% (0.8% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,033,350
	Series 2003L, 5.500%, 10/01/22
1,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, West Penn Power Company	4/09 at 101.00	Aaa	1,020,250
	Pleasants Station Project, Series 1999E, 5.500%, 4/01/29 – AMBAC Insured (Alternative
	Minimum Tax)
2,355	West Virginia University, Unlimited Tax General Revenue Bonds, Student Fees, Series 2004C,	10/14 at 100.00	Aaa	2,430,925
	5.000%, 10/01/24 – FGIC Insured

8,355	Total West Virginia			8,484,525

	Wisconsin – 3.2% (1.9% of Total Investments)
5,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/09 at 101.00	BBB+	5,052,010
	Series 1999A, 5.600%, 2/15/29
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	289,869
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,025,450
	Series 2004, 5.750%, 5/01/24
3,215	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/08 at 101.00	AAA	3,254,287
	Series 1997, 5.625%, 2/15/17 – MBIA Insured
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	4,203,161
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	Aaa	5,447,181

19,465	Total Wisconsin			19,271,958

	Wyoming – 0.3% (0.3% of Total Investments)
2,750	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	2,629,330
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 1,095,805	Total Long-Term Investments (cost $956,119,821) – 164.9%			995,697,982

	Short-Term Investments – 0.5% (0.4% of Total Investments)
500	California Department of Water Resources, Power Supply Revenue Bonds, Variable Rate Demand		A-1+	500,000
	Obligations, Series 2002C-7, 1.750%, 5/01/22 (6)
1,500	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond, Duke		AAA	1,497,750
	Energy Carolinas Project, Variable Rate Demand Obligations, Series 2007A, 6.500%, 11/01/40 –
	AMBAC Insured (Alternative Minimum Tax) (6)
1,500	Orange County School Board, Florida, Certificates of Participation, Variable Rate Demand Obligations,		A-1	1,500,000
	Series 2007B, 1.900%, 8/01/32 (6)

$ 3,500	Total Short-Term Investments (cost $3,499,250)			3,497,750

	Total Investments (cost $959,619,071) – 165.4%			999,195,732

	Floating Rate Obligations – (10.2)%			(61,722,840)

	Other Assets Less Liabilities – 2.3%			13,466,117

	Preferred Shares, at Liquidation Value – (57.5)% (7)			(347,000,000)

	Net Assets Applicable to Common Shares – 100%			$603,939,009

Forward Swaps outstanding at January 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)

Morgan Stanley	$24,000,000	Receive	3-Month USD-LIBOR	5.609%	Semi-Annually	4/23/08	4/23/28	$(2,676,651)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Portion of investment, with an aggregate market value of $4,797,135, has been pledged to collateralize the net payment obligations under forward swap contracts.
(6)	Investment has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	FundPreferred Shares, at Liquidation Value as a percentage of total investments is (34.7)%.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $897,580,819.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$48,935,988
Depreciation	(9,012,877)

Net unrealized appreciation (depreciation) of investments	$39,923,111

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.